Employee Future Benefits - Fair Value of Plan Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	$ (162)
Administration expenses	(1)	$ (1)		$ (1)
Net asset, ending of period	(154)	(162)
Voluntary contribution	0	4	$ 3
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	284	289
Interest on plan assets	13	14
Net return on plan assets	12	14
Contributions	8	13
Benefits paid	(37)	(44)
Administration expenses	(1)	(1)
Effect of settlement from annuitization of the U.S. defined benefit plan (Note 27)	(23)
Change in foreign exchange rates	1	(1)
Net asset, ending of period	257	284		289
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(71)
Administration expenses	(1)	(1)		(1)
Net asset, ending of period	(62)	(71)
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	269	274
Interest on plan assets	12	13
Net return on plan assets	13	15
Contributions	1	5
Benefits paid	(31)	(36)
Administration expenses	(1)	(1)
Effect of settlement from annuitization of the U.S. defined benefit plan (Note 27)	(23)
Change in foreign exchange rates	1	(1)
Net asset, ending of period	241	269		274
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(74)
Administration expenses	0	0		0
Net asset, ending of period	(74)	(74)
Supplemental | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	15	15
Interest on plan assets	1	1
Net return on plan assets	(1)	(1)
Contributions	6	6
Benefits paid	(5)	(6)
Administration expenses	0	0
Effect of settlement from annuitization of the U.S. defined benefit plan (Note 27)	0
Change in foreign exchange rates	0	0
Net asset, ending of period	16	15		15
Other
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(17)
Administration expenses	0	0		0
Net asset, ending of period	(18)	(17)
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	0	0
Interest on plan assets	0	0
Net return on plan assets	0	0
Contributions	1	2
Benefits paid	(1)	(2)
Administration expenses	0	0
Effect of settlement from annuitization of the U.S. defined benefit plan (Note 27)	0
Change in foreign exchange rates	0	0
Net asset, ending of period	$ 0	$ 0		$ 0